Summary of Benefit Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2017	$ 503
2018	193
2019	180
2020	798
2021	489
2022-2026	1,351
Total	$ 3,514